Income Taxes (Tables)	9 Months Ended
Sep. 30, 2012
Income Taxes [Abstract]
Components of income (loss) before income taxes

The provision for income taxes is based on income (loss) before income taxes reported for financial statement purposes. The components of income (loss) before income taxes are as follows:

	Year Ended December 31,
	2009	2010	2011
United States	$8,933	$17,073	$26,699
International	(1,543)	(1,360)	56

Total	$7,390	$15,713	$26,755

Significant components of the provision for income taxes

	December 31,
	2009	2010	2011
Current:
Federal	$2,379	$3,493	$5,561
State	113	185	291
Foreign	231	528	700
Deferred:
Federal	379	627	2,211
State	30	8	9
Foreign	(987)	(1,227)	(1,018)
Valuation allowance	1,022	1,148	1,029

Total	$3,167	$4,762	$8,782

Reconciliation of the federal statutory income tax rate to the effective tax rate

	Year Ended December 31,
	2009	2010	2011
Federal tax statutory rate	34.0%	34.0%	35.0%
State tax (net of federal benefit)	2.1	1.0	0.7
Qualified subsidiary election	0.0	(11.0)	(3.8)
Research and development credit	(2.8)	(0.9)	(0.3)
Valuation allowance against deferred tax assets	13.8	7.3	3.8
Foreign rate differential	(2.9)	(1.7)	(0.7)
Tax reserves	0.0	2.3	0.0
Domestic manufacturing deduction	(2.1)	(1.9)	(1.7)
Provision to return	(0.6)	0.5	(0.1)
Miscellaneous	1.3	0.7	(0.1)

Effective income tax rate	42.8%	30.3%	32.8%

Significant components of deferred tax assets and liabilities

	December 31,
	2010	2011
	(in thousands)
Deferred tax assets:
Accrued Expenses	$108	$151
Warrants and stock options	120	353
Intangibles	103	110
Inventories	118	127
Net operating loss	2,241	3,270
Less valuation allowance	(2,241)	(3,270)

Total deferred tax assets	449	741
Deferred tax liabilities:
Depreciation	(1,538)	(4,061)

Total deferred tax liabilities	(1,538)	(4,061)

Net deferred tax liability	$(1,089)	$(3,320)

Reconciliation of beginning and ending amount of unrecognized tax benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Year Ended December 31,
	2010	2011
	(in thousands)
Balance at beginning of period	$—	$392
Gross increases for tax positions of current year	392	—
Gross increases for tax positions of prior years	—	10

Balance at period end	$392	$402